Significant Accounting Policies - Schedule of Obligations Associated with Contingent Guarantee Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Opening balances	¥ 1,079,000		¥ 1,808,540	¥ 882,107
Provision for contingent liabilities of guarantee	3,174,787	$ 453,989	3,655,548	3,203,123
Net cash payout	(3,709,596)		(4,385,088)	(2,276,690)
Ending balances	¥ 544,191		¥ 1,079,000	¥ 1,808,540